Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

--------------------------------------------------------------------------------

We are pleased to provide you with the Tax-Exempt California Money Market Fund semiannual report for the six month period ended March 31, 1998.

Your fund's management greatly appreciates your decision to invest in Tax-Exempt California Money Market Fund. During the past six months, the fund registered solid performance and achieved its objective of providing maximum current income and competitive money market dividends that are exempt from Federal and State of California income taxes.

ECONOMIC REVIEW AND OUTLOOK
Strong economic indicators prove that the U.S. economy's growth is still surprisingly robust. Inflation has disappeared from the economy for the second time in three months in March and is down for the first quarter of 1998; consumer spending is high, unemployment is low and GDP growth continues to remain strong with an outlook of at least a 3.5% growth rate this quarter. Inflation is expected to accelerate later this year, but still be relatively moderate.

Under these conditions, Tax-Exempt California Money Market Fund should offer the opportunity for attractive yields and should continue to be an excellent place to invest your money.

Your fund's management thanks you for the confidence you have shown through your investment and continues its dedication to performance. We look forward to serving your investment needs for years to come.

PORTFOLIO RESULTS
For the six months ended March 31, 1998, the Tax-Exempt California Money Market Fund had a net annualized yield of 2.72% and a tax-equivalent yield of 4.76%.

NOTES
An investment in the fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the fund will be able to maintain a stable net asset value of $1.00 per share.

The fund's net annualized yield for the six months ended March 31, 1998, is the annualized sum of the daily dividend rates for the period. Yields are historical and may not represent future yields, which will fluctuate.

The tax-equivalent yield is based upon the fund's yield and a combined Federal and State of California marginal income tax rate of 42.9%. Income may be subject to local taxes and for some investors, the alternative minimum tax.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated above. The manager's views are subject to change at any time, based on market and other conditions.

Sincerely,

/s/ Frank J. Rachwalski
Frank J. Rachwalski
Vice President and Portfolio Manager

May 18, 1998

Frank Rachwalski is a Managing Director of Scudder Kemper Investments, Inc. and Vice President and Portfolio Manager of Tax-Exempt California Money Market Fund. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
March 31, 1998 (unaudited)
(Value in thousands)

--------------------------------------------------------------------------------

                                                    Value
(A)VARIABLE RATE DEMAND SECURITIES
State of California
  Economic Development Authority
      4.20%                                        $  3,000
  Health Facilities Financing Authority
      3.30%                                           5,000
  Pollution Control Financing Authority
    Occidental Geothermal, Inc. Project
      3.25%                                           1,400
    Pacific Gas and Electric Co.
      3.75%                                          10,800
    Solid Waste Disposal
      3.50%                                           5,000
  Southeast Resource Recovery Facilities
      4.30%                                           5,000
  Southern California Public Power Authority
      3.25%                                           3,700
  Statewide Communities Development Authority
      4.00%                                           2,900
-----------------------------------------------------------
Alameda-Contra Costa
Schools Financing Authority
      3.40%                                           2,170
-----------------------------------------------------------
Anaheim
Public Improvement Corp.
      3.25%                                           1,400
-----------------------------------------------------------
Fremont
  Building and Equipment Financing Project
      4.20%                                           2,000
  Public Financing Authority
      4.20%                                           1,500
-----------------------------------------------------------
Hayward
Multifamily Housing Revenue
      3.60%                                           2,000
-----------------------------------------------------------
Irvine
  Assessment District
      3.67%                                           9,200
  Industrial Development Revenue
      4.05%                                           5,000
  Ranch Water District
      3.80%                                           4,600
-----------------------------------------------------------

                                                    Value
Kern County
Public Facilities Project
      3.30%                                        $    900
-----------------------------------------------------------
Los Angeles
  Multifamily Housing Revenue
      4.05%                                           1,500
  Pension Obligation Bonds
      3.25%                                           3,000
  Transportation Commission
      3.25%                                           3,700
-----------------------------------------------------------
Monterey County
  Peninsula Water Management District
      3.90%                                           1,500
  Regional Waste Management Authority
      4.30%                                           1,780
-----------------------------------------------------------
Orange County
  Foothill/Eastern Transportation Corridor Agency
      3.30%                                           3,200
  Sanitation District
      3.77%                                           8,400
-----------------------------------------------------------
Palm Springs
Community Redevelopment Agency
      3.50%                                           1,400
-----------------------------------------------------------
Riverside County
Eastern Municipal Water District
      3.30%                                           5,000
-----------------------------------------------------------
Sacramento County
  Administrative Center & Courthouse Project
      3.35%                                           2,500
  Multifamily Housing Revenue
    Briarwood Apartments
      4.30%                                           5,500
    Smoketree Apartments
      3.25%                                           1,750
-----------------------------------------------------------
San Bernardino
Multifamily Housing Revenue
      4.05%                                           1,350
-----------------------------------------------------------
Santa Ana
School District
      3.35%                                           1,400
-----------------------------------------------------------

                                                                               3
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    Value
Santa Clara County
  Hospital Facilities Authority
      3.40%                                        $  2,200
  Transit District
      4.20%                                           2,000
-----------------------------------------------------------
Simi Valley
Multifamily Housing Revenue
      4.40%                                           4,000
-----------------------------------------------------------
Ventura County
Triunfo Sanitation District
      3.50%                                           1,400
-----------------------------------------------------------
Woodland
Multifamily Mortgage Revenue
      3.25%                                           3,020
-----------------------------------------------------------
Puerto Rico
Highway and Transportation Authority
      3.20%                                           1,800
-----------------------------------------------------------
TOTAL VARIABLE RATE DEMAND
SECURITIES--83.7%
(average maturity: 5 days)                          121,970
-----------------------------------------------------------
OTHER SECURITIES
State of California
  Department of Water
      3.40%, 5/7/98                                   1,300
  Pollution Control Financing Authority
      3.05%-3.55%, 4/3/98-6/24/98                     7,300
  Public Capital Improvements Financing Authority
      3.60%, 6/15/98                                  1,500
-----------------------------------------------------------

                                                    Value
Los Angeles
Capital Asset Lease Corp.
      3.10%-3.20%, 5/8/98-5/14/98                  $  6,000
-----------------------------------------------------------
Orange County
Transportation Authority
      3.50%, 6/22/98                                  5,000
-----------------------------------------------------------
Sacramento
Municipal Utility District
      3.50%, 5/11/98                                  1,500
-----------------------------------------------------------
San Joaquin County
Transportation Authority
      3.10%, 5/6/98                                   2,000
-----------------------------------------------------------

TOTAL OTHER SECURITIES--16.9%
(average maturity: 49 days)                          24,600
-----------------------------------------------------------

TOTAL INVESTMENTS--100.6%
(average maturity: 13 days)                         146,570
-----------------------------------------------------------

LIABILITIES, LESS
OTHER ASSETS--(.6%)                                    (876)
-----------------------------------------------------------

NET ASSETS--100%                                   $145,694
===========================================================

NOTES TO PORTFOLIO OF INVESTMENTS

Interest rates represent annualized yield to date of maturity, except for variable rate securities described in Note (a). For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amount.

(a) Variable rate demand securities are payable within five business days and are backed by credit support agreements from banks or insurance institutions. The rates shown are the current rates at March 31, 1998.

See accompanying Notes to Financial Statements.

                                                                               4
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
March 31, 1998 (unaudited)
(in thousands)
----------------------------------------------------------

ASSETS
----------------------------------------------------------
Investments, at amortized cost                    $146,570
----------------------------------------------------------
Interest receivable                                    433
----------------------------------------------------------
    Total assets                                   147,003
----------------------------------------------------------

LIABILITIES AND NET ASSETS
----------------------------------------------------------
Cash overdraft                                       1,176
----------------------------------------------------------
Payable for:
  Dividends                                             23
----------------------------------------------------------
  Management fee                                        28
----------------------------------------------------------
  Distribution services fee                             41
----------------------------------------------------------
  Custodian and transfer agent fees
  and related expenses                                   2
----------------------------------------------------------
  Trustees' fees                                        39
----------------------------------------------------------
    Total liabilities                                1,309
----------------------------------------------------------
Net assets applicable to
shares outstanding                                $145,694
==========================================================

THE PRICING OF SHARES
----------------------------------------------------------
Shares outstanding                                 145,694
----------------------------------------------------------
Net asset value and
redemption price per share                           $1.00
==========================================================


STATEMENT OF OPERATIONS
Six Months ended March 31, 1998 (unaudited)
(in thousands)
-----------------------------------------------------------

INTEREST INCOME                                     $2,170
----------------------------------------------------------
EXPENSES:
  Management fee                                       140
----------------------------------------------------------
  Distribution services fee                            210
----------------------------------------------------------
  Custodian and transfer agent
  fees and related expenses                             69
----------------------------------------------------------
  Professional fees                                     12
----------------------------------------------------------
  Reports to shareholders                               15
----------------------------------------------------------
  Trustees' fees and other                              12
----------------------------------------------------------
    Total expenses                                     458
----------------------------------------------------------
Net investment income                               $1,712
==========================================================

STATEMENT OF CHANGES IN NET ASSETS
Six months ended March 31, 1998 (unaudited) and year ended September 30, 1997
(in thousands)

-----------------------------------------------------------

                                         1998        1997
                                       ---------   --------
OPERATIONS:
Net investment income                  $   1,712      1,601
-----------------------------------------------------------

Dividends to shareholders from
net investment income                     (1,712)    (1,601)
-----------------------------------------------------------

CAPITAL SHARE TRANSACTIONS (DOLLAR
AMOUNTS AND NUMBER OF SHARES
ARE THE SAME):
  Shares sold                            371,127    282,125
-----------------------------------------------------------
  Shares issued in reinvestment
  of dividends                             1,666      1,583
-----------------------------------------------------------
                                         372,793    283,708
  Shares redeemed                       (344,531)  (285,160)
-----------------------------------------------------------
Net increase (decrease) from capital
share transactions and total increase
(decrease) in net assets                  28,262     (1,452)
-----------------------------------------------------------
NET ASSETS:
Beginning of period                      117,432    118,884
-----------------------------------------------------------
End of period                          $ 145,694    117,432
===========================================================

See accompanying Notes to Financial Statements.

                                                                               5
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

1. DESCRIPTION OF THE FUND

Tax-Exempt California Money Market Fund is an open-end management investment company organized as a business trust under the laws of Massachusetts.

2. SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION
Investments are stated at amortized cost, which approximates market value. In the event that a deviation of 1/2 of 1% or more exists between the Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.

INVESTMENT TRANSACTIONS AND INTEREST INCOME
Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes amortization of premium on investments.

FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Fund shares are sold and redeemed on a continuous basis at net asset value. On each day that the New York Stock Exchange is open for trading, the Fund determines its net asset value per share at 11:00 a.m., 3:00 p.m. and 8:00 p.m. Chicago time by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. The Fund declares a daily dividend, equal to its net investment income for that day, payable monthly. Net investment income consists of all interest income, plus (minus) all realized gains (losses) on portfolio securities, minus all expenses of the Fund.

FEDERAL INCOME TAXES
The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies for the six months ended March 31, 1998.

3. TRANSACTIONS WITH AFFILIATES

INVESTMENT MANAGER COMBINATION. Effective December 31, 1997, Zurich Insurance Company, the parent of Zurich Kemper Investments, Inc. (ZKI), acquired a majority interest in Scudder, Stevens & Clark, Inc. (Scudder), another major investment manager. As a result of this transaction, the operations of ZKI were combined with Scudder to form a new global investment organization named Scudder Kemper Investments, Inc. (Scudder Kemper). The transaction resulted in the termination of the Fund's investment management agreement with ZKI, however, a new investment management agreement between the Fund and Scudder Kemper was approved by the Fund's Board of Trustees and by the Fund's shareholders. The new management agreement, which was effective December 31, 1997, is the same in all material respects as the previous management agreement, except that Scudder Kemper is the new investment adviser to the Fund. In addition, the names of the Fund's principal underwriter and shareholder service agent were changed to Kemper Distributors, Inc. (KDI) and Kemper Service Company (KSvC), respectively.

MANAGEMENT AGREEMENT

The Fund has a management agreement with Scudder Kemper and pays a management fee at an annual rate of .22% of the first $500 million of average daily net assets declining to .15% of average daily net assets in excess of $3 billion. During the six months ended March 31, 1998, the Fund incurred a management fee of $140,000.

                                                                               6
Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DISTRIBUTION AGREEMENT

The Fund also has an administration, shareholder services and distribution agreement with KDI. For distribution services, the Fund pays KDI an annual fee of .33% of average daily net assets of the Fund. KDI has related service agreements with various firms to provide cash management and other services for Fund shareholders. Under these agreements, KDI pays such firms at an annual rate ranging from .15% to .33% of the average daily net assets of those accounts that they maintain and service. During the six months ended March 31, 1998, the Fund incurred a distribution services fee of $210,000, all of which KDI, pursuant to the related service agreements, remitted to various firms.

SHAREHOLDER SERVICES AGREEMENT

Pursuant to a services agreement with the Fund's transfer agent, KSvC is the shareholder service agent of the Fund. Under the agreement, KSvC received shareholder services fees of $66,000 for the six months ended March 31, 1998.

OFFICERS AND TRUSTEES
Certain officers or trustees of the Fund are also officers or directors of Scudder Kemper. During the six months ended March 31, 1998, the Fund made no payments to its officers and incurred trustees' fees of $11,000 to independent trustees.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                             Six months
                                                                ended
                                                              March 31,             Year ended September 30,
                                                                1998        ----------------------------------------
                                                             (unaudited)     1997       1996       1995       1994
--------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                             $1.00        1.00       1.00       1.00       1.00
--------------------------------------------------------------------------------------------------------------------
Net investment income                                              .01          .03        .03        .03        .02
--------------------------------------------------------------------------------------------------------------------
Less dividends declared                                            .01          .03        .03        .03        .02
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $1.00         1.00       1.00       1.00       1.00
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                                     1.36%        2.91       2.93       3.23       1.97
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
Expenses                                                           .72%         .78        .72        .75        .71
--------------------------------------------------------------------------------------------------------------------
Net investment income                                             2.69%        2.78       2.88       3.16       1.94
--------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets at end of period (in thousands)                    $145,694      117,432    118,884    105,292    101,148
====================================================================================================================

Tax-Exempt California Money Market Fund
--------------------------------------------------------------------------------
SPECIAL SHAREHOLDERS' MEETING

On December 3, 1997, a special shareholders' meeting was held and adjourned as necessary. Tax-Exempt California Money Market Fund shareholders were asked to vote on six separate issues: election of nine members to the Board of Trustees, ratification of Ernst & Young LLP as independent auditors, approval of new investment management agreement with Scudder Kemper Investments, Inc., approval of new rule 12b-1 distribution plan with Zurich Kemper Distributors, Inc., approval of changes in investment policies and approval of an amendment to the Agreement and Declaration of Trust. The results are as follows:

ITEM 1: ELECTION OF THE BOARD OF TRUSTEES

                             AFFIRMATIVE    WITHHELD
----------------------------------------------------
DAVID W. BELIN               35,028,281     969,586
LEWIS A. BURNHAM             35,034,183     963,684
DONALD L. DUNAWAY            35,034,199     963,668
ROBERT B. HOFFMAN            35,034,183     963,684
DONALD R. JONES              35,034,199     963,668
SHIRLEY D. PETERSON          35,034,183     963,684
DANIEL PIERCE                35,029,748     968,119
WILLIAM P. SOMMERS           35,034,199     963,668
EDMOND D. VILLANI            35,029,764     968,103

ITEM 2: SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT AUDITORS

AFFIRMATIVE    AGAINST    ABSTAIN
---------------------------------
35,247,990      284,515   465,363

ITEM 3: NEW INVESTMENT MANAGEMENT AGREEMENT

AFFIRMATIVE    AGAINST    ABSTAIN
---------------------------------
33,874,847    1,270,590   852,431

ITEM 4: NEW RULE 12B-1 DISTRIBUTION PLAN

AFFIRMATIVE    AGAINST     ABSTAIN
-----------------------------------
33,113,476    1,788,085   1,096,306

ITEM 5: APPROVE CHANGES IN INVESTMENT POLICIES

AFFIRMATIVE    AGAINST     ABSTAIN
-----------------------------------
17,953,912    2,320,893   1,623,840

ITEM 6: APPROVE AN AMENDMENT TO THE AGREEMENT AND DECLARATION OF TRUST

 AFFIRMATIVE       AGAINST         ABSTAIN
---------------------------------------------
    18,306,354      1,922,545       1,669,746

                                         TAX-EXEMPT
                                         CALIFORNIA
                                         MONEY MARKET
                                         FUND

                                         SEMIANNUAL
                                         REPORT

                                         March 31, 1998


PRINCIPAL UNDERWRITER:
KEMPER DISTRIBUTORS, INC.
222 S. Riverside Plaza, Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a Tax-Exempt California Money Market Fund prospectus.

TEC-3  1047160 4/98            (RECYCLE LOGO) printed on recycled paper